Schedule of Other Receivables (Details) - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Prepayments	€ 7,656	€ 45,819
Rent deposit	29,052	11,875
Subsidy		191,475
Other receivables	10,819
VAT receivable	2,333	43,204
Total	€ 49,860	€ 292,373